UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-7919

BREMER INVESTMENT FUNDS, INC.
(Exact name of registrant as specified in charter)

P.O. BOX 986, ST. CLOUD, MN 56302
(Address of principal executive offices)

CATHERINE T. KELLY, PRESIDENT, P.O. BOX 986, ST. CLOUD, MN 56302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 595-5552

Date of fiscal year end: 09/30/2003

Date of reporting period: 09/30/2003

Item 1.    Report to Stockholders

ANNUAL REPORT

BREMER INVESTMENT FUNDS, INC.

Bremer Growth Stock Fund

Bremer Bond Fund

September 30, 2003

TABLE OF CONTENTS

Shareholder Letter	1 - 2

Growth Stock Fund Cumulative Rate of Return Graph	3

Bond Fund Cumulative Rate of Return Graph	4

Statements of Assets and Liabilities	5

Statements of Operations	6

Growth Stock Fund Statements of Changes in Net Assets	7

Bond Fund Statements of Changes in Net Assets	8

Growth Stock Fund Financial Highlights	9

Bond Fund Financial Highlights	10

Growth Stock Fund Schedule of Investments	11 - 14

Bond Fund Schedule of Investments	15 - 20

Notes to the Financial Statements	21 - 24

Report of Independent Accountants	25

Additonal Information	26 - 27

NOTICE TO INVESTORS

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by any bank, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any agency. An investment in the Funds involves investment risk, including possible loss of principal, due to fluctuation in each Fund's net asset value.

This report is not authorized unless accompanied or preceded by a prospectus for Bremer Investment Funds, Inc. The Bremer Funds are distributed by Rafferty Capital Markets, LLC. The date of first use of this annual report is December 2, 2003.

Dear Shareholder:

This annual report contains detailed information about the Bremer Growth Stock Fund and the Bremer Bond Fund; including performance, expenses and holdings for the twelve months ended September 30, 2003.

During the past twelve months, the U.S. economy has shown signs of improvement. In fact, gross domestic product posted respectable growth of 7.2% in the quarter ended September 30, 2003. Supporting the economy were personal consumption, housing and government spending. Unemployment also appears to have peaked in June and inflation measures remain benign. Corporate earnings have demonstrated overall positive momentum. Both monetary and fiscal policies were stimulative during this period with the Federal Reserve lowering the target federal funds to a very low 1.00%.

In light of that backdrop, there has been considerable volatility in the equity markets during the recent quarters. The first quarter ended December 31, 2002 was extremely positive as the Bremer Growth Stock Fund ("BSTKX") returned 7.74%, while the S&P 500 Stock Index* (S&P 500) rose 8.42%. Expectations for a better year in 2003, as well as reasonable equity valuations, brought investors back into the markets early in that quarter. However, that upturn could not be supported in the second fiscal quarter ended March 31, 2003, given the uncertainties associated with the Iraqi war, overall geopolitical concerns and weak economic data. Thus, the BSTKX fell 2.29% and the S&P 500 declined 3.15% during that period. Thereby, in the six months ended March 31, 2003, the BSTKX rose a respectable 5.3% compared to 5.01% for the S&P 500.

The tone in the equity market improved during the second half of the fiscal year with more clarity on the geopolitical front and gradually improving economic indicators, as well as rising earnings expectations. The Bremer Growth Stock Fund finished its September 30, 2003 fiscal year on an upswing; the second-half return of 17.23% for BSTKX compared well with the S&P 500 return of 18.43%. That brought the fiscal 2003 return to 23.45%, versus 24.40% for the S&P 500. The return was primarily driven by overweighted positions in the information technologies and consumer discretionary sectors, as well as the industrial sector. The healthcare sector offers good prospects for the coming year, while information technology stocks may be subject to some profit taking due to rather high valuations based on earnings expectations.

We remain optimistic regarding the U.S. economy, corporate earnings and large-cap equity returns as the year progresses. Stock selection, rather than broad sector trends, will be critical given the anticipation for moderate economic growth. Our analytical efforts continue to center on identifying companies in good financial condition currently selling at reasonable prices, relative to their earnings growth prospects.

Over the last twelve months, the Bremer Bond Fund portfolio has had a slightly shorter-to-neutral duration, a high credit quality exposure and a low turnover rate. The portfolio has generally focused on shifting its allocation into different sectors in order to improve diversification, credit quality and the overall structure. The Bremer Bond Fund achieved a total return of 3.33% for the twelve-month period that ended September 30, 2003, as compared to the Lehman Brothers Intermediate Aggregate Index** of 4.96%. Going forward, we will continue to concentrate on those industries and sectors that will benefit in an expansionary period, while striving to maintain low turnover and a high average credit quality.

Overall, we are optimistic about the long-term prospects for both the domestic equity and bond markets. We thank you for your business and the opportunity to be of service to you. If you have questions or concerns about your long-term investment plan, please speak with your investment advisor.

Sincerely,

Timothy M. Johnson   David J. Erickson
VP, Senior Fixed Income Portfolio Manager                                                                         VP, Senior Equity Portfolio Manager

*The Standard & Poor's 500 Index (The S&P 500) is an unmanaged, capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The index cannot be invested in directly.

** The Lehman Brothers Intermediate Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The index is unmanaged and cannot be invested in directly. The duration of the index as of March 31, 2003 was 2.87 years.

Past performance is not predictive of future results.

BEMER GROWTH STOCK FUND
$23,000
$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
1/27/97
9/30/97
6/30/98
3/31/99
12/31/99
9/30/00
6/30/01
3/31/02
12/31/02
9/30/03
Bremer Growth Stock Fund
S&P 500
$14,371
S&P 500
$12,679
Growth Stock Fund

This chart assumes an initial gross investment of $10,000 made on 1/27/97 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

		Average Annual Rate of Return (%)

		One Year Ended	Five Year Ended	Since Inception* to
		September 30, 2003	September 30, 2003	September 30, 2003

	Bremer Growth Stock Fund	23.45%	0.56%	3.62%

	S&P 500**	24.40%	1.00%	5.59%

*	January 27, 1997.
**
The Standard & Poor's 500 Index (S&P 500) is an unmanaged, capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The index cannot be invested in directly.

$16,900
$15,900
$14,900
$13,900
$12,900
$11,900
$10,900
$9,900
1/27/97
9/30/97
6/30/98
3/31/99
12/31/99
9/30/00
6/30/01
3/31/02
12/31/02
9/30/03
$16,073
LB Int. Agg.
$14,899
Bond Fund
Bremer Bond Fund
LB Int. Agg.

This chart assumes an initial gross investment of $10,000 made on 1/27/97 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

		Average Annual Rate of Return (%)

		One Year Ended	Five Year Ended	Since Inception* to
		September 30, 2003	September 30, 2003	September 30, 2003

	Bremer Bond Fund	3.33%	5.42%	6.15%

	LB Int. Agg.**	5.00%	6.67%	7.37%

*	January 27, 1997.
**
The Lehman Brothers Intermediate Aggregate Bond Index (LB Int. Agg.) represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The index is unmanaged and cannot be invested in directly.

BREMER INVESTMENT FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2003

	Growth	Bond
	Stock Fund	Fund

ASSETS:
Investments, at market value
(Cost of $41,748,679 and $103,893,117, respectively)	$54,729,149	$106,784,549
Receivable for Fund shares sold	102,062	285,759
Dividends receivable	32,850	-
Interest receivable	741	859,386
Cash	100	-
Other assets	2,510	1,804

Total assets	54,867,412	107,931,498

LIABILITIES:
Payable for Fund shares redeemed	1,095,400	841,516
Payable for securities purchased	-	1,994,400
Accrued expenses and other liabilities	44,930	52,593
Payable to Investment Adviser	32,939	59,465
Dividends payable	-	327,367

Total liabilities	1,173,269	3,275,341

NET ASSETS	$53,694,143	$104,656,157

NET ASSETS CONSIST OF:
Capital stock	$49,619,034	$101,226,557
Net unrealized appreciation on investments	12,980,470	2,891,432
Undistributed net investment income	68,919	3,099
Undistributed net realized gain/(loss) on investments	(8,974,280)	535,069

Total Net Assets	$53,694,143	$104,656,157

Shares outstanding
(100 million shares authorized for each Fund, $ .0001 par value)	4,463,261	10,042,552

Net Asset Value, Redemption Price and Offering Price Per Share	$12.03	$10.42

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

STATEMENTS OF OPERATIONS
For the year ended September 30, 2003

	Growth	Bond
	Stock Fund	Fund

INVESTMENT INCOME:
Dividend income (net of withholding tax of $4,746 and $0, respectively)	$651,191	$-
Interest income	10,428	5,469,891
Other income	355	-

Total investment income	661,974	5,469,891

EXPENSES:
Investment advisory fees	395,003	728,860
Shareholder servicing and accounting costs	59,927	68,470
Professional fees	44,784	44,322
Administration fees	33,856	62,474
Distribution fees	10,957	14,305
Reports to shareholders	10,212	7,203
Custody fees	9,830	24,544
Directors' fees and expenses	6,932	6,932
Federal and state registration	4,801	3,950
Other	3,614	3,525

Total expenses	579,916	964,585

NET INVESTMENT INCOME	82,058	4,505,306

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(121,734)	1,925,190
Change in unrealized appreciation/depreciation on investments	11,852,429	(3,032,573)

Net realized and unrealized gain (loss) on investments	11,730,695	(1,107,383)

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$11,812,753	$3,397,923

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Stock Fund

	Year Ended	Year Ended
	September 30, 2003	September 30, 2002

OPERATIONS:
Net investment income	$82,058	$18,620
Net realized loss on investments	(121,734)	(7,024,820)
Change in unrealized appreciation/depreciation on investments	11,852,429	(8,925,482)

Net increase (decrease) in net assets resulting from operations	11,812,753	(15,931,682)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(30,365)	(45,483)

Total dividends and distributions	(30,365)	(45,483)

CAPITAL SHARE TRANSACTIONS:
Proceeds from Fund shares sold	14,539,421	14,344,152
Proceeds from Fund shares issued to holders in reinvestment of
dividends	6,404	10,824
Cost of Fund shares redeemed	(24,966,078)	(22,432,503)

Net decrease in net assets resulting from
capital share transactions	(10,420,253)	(8,077,527)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,362,135	(24,054,692)

NET ASSETS:
Beginning of year	52,332,008	76,386,700

End of year (including undistributed net investment income
of $68,919 and $17,581, respectively)	$53,694,143	$52,332,008

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Bond Fund

	Year Ended	Year Ended
	September 30, 2003	September 30, 2002

OPERATIONS:
Net investment income	$4,505,306	$5,391,522
Net realized gain on investments	1,925,190	169,476
Change in unrealized appreciation/depreciation on investments	(3,032,573)	1,572,773

Net increase in net assets resulting from operations	3,397,923	7,133,771

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(4,505,306)	(5,388,750)

Total dividends and distributions	(4,505,306)	(5,388,750)

CAPITAL SHARE TRANSACTIONS:
Proceeds from Fund shares sold	38,778,529	24,249,072
Proceeds from Fund shares issued to holders in reinvestment of
dividends	411,769	764,483
Cost of Fund shares redeemed	(39,508,240)	(23,942,896)

Net increase (decrease) in net assets resulting from
capital share transactions	(317,942)	1,070,659

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,425,325)	2,815,680

NET ASSETS:
Beginning of year	106,081,482	103,265,802

End of year (including undistributed net investment income of
$3,099 and $9,230, respectively)	$104,656,157	$106,081,482

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

FINANCIAL HIGHLIGHTS

	Growth Stock Fund

	Year Ended September 30,

	2003	2002	2001	2000	1999

PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF YEAR	$9.75	$12.67	$18.13	$15.73	$12.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.02	0.01	0.01	(0.01)	0.02
Net realized and unrealized gain (loss)
on investments	2.27	(2.92)	(5.30)	2.98	3.54

Total from investment operations	2.29	(2.91)	(5.29)	2.97	3.56

LESS DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(0.01)	(0.01)	-	(0.01)	(0.04)
Distributions from net realized gains	-	-	(0.17)	(0.56)	(0.07)

Total dividends and distributions	(0.01)	(0.01)	(0.17)	(0.57)	(0.11)

NET ASSET VALUE, END OF YEAR	$12.03	$9.75	$12.67	$18.13	$15.73

TOTAL RETURN	23.45%	-23.01%	-29.39%	18.78%	28.97%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$53,694,143	$52,332,008	$76,386,700	$93,255,016	$67,316,277
Ratio of net expenses to average net assets	1.03%	0.94%	0.94%	0.90%	0.89%
Ratio of net investment income (loss) to average
net assets	0.15%	0.02%	0.06%	(0.02%)	0.09%
Portfolio turnover rate	5.86%	21.18%	11.04%	10.75%	16.74%

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

FINANCIAL HIGHLIGHTS

	Bond Fund

	Year Ended September 30,

	2003	2002	2001	2000	1999

PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF YEAR	$10.53	$10.37	$9.77	$9.86	$10.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.45	0.48	0.57	0.58	0.55
Net realized and unrealized gain (loss)
on investments	(0.11)	0.16	0.60	(0.09)	(0.57)

Total from investment operations	0.34	0.64	1.17	0.49	(0.02)

LESS DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(0.45)	(0.48)	(0.57)	(0.58)	(0.55)
Distributions from net realized gains	-	-	-	-	(0.04)

Total dividends and distributions	(0.45)	(0.48)	(0.57)	(0.58)	(0.59)

NET ASSET VALUE, END OF YEAR	$10.42	$10.53	$10.37	$9.77	$9.86

TOTAL RETURN	3.33%	6.87%	12.35%	5.19%	-0.22%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$104,656,157	$106,081,482	$103,265,802	$95,610,264	$91,988,144
Ratio of net expenses to average net assets	0.93%	0.92%	0.93%	0.91%	0.90%
Ratio of net investment income to average net assets	4.33%	5.13%	5.73%	5.97%	5.44%
Portfolio turnover rate	73.35%	32.42%	28.24%	49.79%	58.62%

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - September 30, 2003

Growth Stock Fund

Shares		Value

	COMMON STOCKS - 98.2%

	BANKING & FINANCIAL SERVICES - 10.1%

6,000	American Express Company	$270,360
38,000	Citigroup Inc.	1,729,380
12,000	Fannie Mae	842,400
10,000	J.P. Morgan Chase & Co.	343,300
25,000	Mellon Financial Corporation	753,500
30,000	U.S. Bancorp	719,700
15,000	Wells Fargo & Company	772,500

		5,431,140

	BUSINESS SERVICE - 5.2%

25,000	FedEx Corp.	1,610,750
30,000	First Data Corporation	1,198,800

		2,809,550

	CAPITAL GOODS - 9.3%

23,300	Dover Corporation	824,121
7,000	Emerson Electric Co.	368,550
70,000	General Electric Company	2,086,700
19,000	3M Co.	1,312,330
8,000	W.W. Grainger, Inc.	380,400

		4,972,101

	CHEMICALS - 0.9%

20,000	Ecolab Inc.	505,000

	COMMUNICATIONS & MEDIA - 2.8%

35,000	Time Warner Inc. *	528,850
25,000	Viacom Inc. - Class B	957,500

		1,486,350

	COSMETICS & TOILETRIES - 5.3%

15,000	Avon Products, Inc.	968,400
15,000	Colgate-Palmolive Company	838,350
20,000	Kimberly-Clark Corporation	1,026,400

		2,833,150

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - September 30, 2003

Growth Stock Fund

Shares		Value
	DRUGS - 3.6%

10,000	Cardinal Health, Inc.	$583,900
45,000	Pfizer Inc.	1,367,100

		1,951,000

	ENERGY - 5.1%

17,000	BP p.l.c. ADR	715,700
5,000	ChevronTexaco Corporation	357,250
20,000	Exxon Mobil Corporation	732,000
14,000	Nabors Industries, Ltd. * f	521,640
8,000	Schlumberger Limited	387,200

		2,713,790

	FOOD, BEVERAGE & TOBACCO - 1.7%

20,000	PepsiCo, Inc.	916,600

	HEALTH CARE - 6.7%

20,000	Amgen Inc. *	1,291,400
30,000	Medtronic, Inc.	1,407,600
15,000	Quest Diagnostics Incorporated *	909,600

		3,608,600

	INSURANCE - 4.4%

26,000	AFLAC INCORPORATED	839,800
18,750	American International Group, Inc.	1,081,875
28,879	Travelers Property Casualty Corp.	458,598

		2,380,273

	MEDICAL PRODUCTS - 3.6%

20,000	Biomet, Inc.	672,200
25,000	Johnson & Johnson	1,238,000

		1,910,200

	RESTAURANT - 1.8%

40,000	McDonald's Corporation	941,600

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - September 30, 2003

Growth Stock Fund

Shares		Value
	RETAIL - GENERAL - 11.7%

15,000	Best Buy Co., Inc. *	$712,800
25,000	CVS Corporation	776,500
15,000	Kohl's Corporation *	802,500
40,000	Target Corporation	1,505,200
25,000	Wal-Mart Stores, Inc.	1,396,150
35,000	Walgreen Co.	1,072,400

		6,265,550

	SOFTWARE - 8.2%

30,000	Cognos, Inc. * f	930,600
25,000	Computer Associates International, Inc.	652,750
70,000	Microsoft Corporation	1,945,300
80,000	Oracle Corporation *	897,600

		4,426,250

	TECHNOLOGY - 12.1%

35,000	American Power Conversion Corporation	599,900
80,000	Cisco Systems, Inc. *	1,563,200
30,000	Dell Inc. *	1,001,700
55,000	Intel Corporation	1,513,050
10,000	International Business Machines Corporation (IBM)	883,300
40,000	Texas Instruments Incorporated	912,000

		6,473,150

	TELECOMMUNICATIONS - 2.4%

85,000	ADC Telecommunications, Inc. *	198,050
42,000	Nokia Oyj ADR	655,200
20,000	SBC Communications Inc.	445,000

		1,298,250

	TRAVEL & RECREATION - 3.3%

30,000	Carnival Corporation f	986,700
40,000	The Walt Disney Company	806,800

		1,793,500

	TOTAL COMMON STOCKS
	(Cost of $39,735,584)	52,716,054

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - September 30, 2003

Growth Stock Fund

Principal
Amount			Value

		SHORT-TERM INVESTMENTS - 3.7%

		INVESTMENT COMPANY - 3.7%
$ 2,013,095		First American Prime Obligations Fund, 0.776% **	$2,013,095

		TOTAL SHORT-TERM INVESTMENTS
		(Cost of $2,013,095)	2,013,095

		TOTAL INVESTMENTS - 101.9%
		(Cost of $41,748,679)	54,729,149

		Liabilities in Excess of Other Assets - (1.9)%	(1,035,006)

		TOTAL NET ASSETS - 100.0%	$53,694,143

	*	Non-income producing security.
	ADR	American Depositary Receipt.
	**	Variable rate security. The rate listed is as of September 30, 2003.
	[f]	Foreign

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - September 30, 2003

Bond Fund

Principal
Amount		Value

	LONG-TERM INVESTMENTS - 94.2%

	CORPORATE BONDS & NOTES - 28.3%

	AGRICULTURAL OPERATIONS - 2.4%

$ 210,000	Cargill, Incorporated [r]
	6.150%, 02/25/08	$233,188
2,000,000	Cargill, Incorporated [r]
	6.300%, 04/15/09	2,248,308

		2,481,496

	AUTOMOBILES - 2.0%

1,000,000	Ford Motor Credit Company
	6.875%, 02/01/06	1,064,381
1,000,000	General Motors Acceptance Corporation
	6.125%, 09/15/06	1,063,012

		2,127,393

	BANK & BANK HOLDING COMPANIES - 5.4%

1,000,000	Bank of America Corporation
	4.875%, 09/15/12	1,021,299
3,290,000	First Union National Bank - North Carolina ##
	6.180%, 02/15/36	3,579,188
1,000,000	Wells Fargo & Company
	5.125%, 09/01/12	1,042,988

		5,643,475

	COMPUTERS - 2.1%

1,000,000	International Business Machines Corporation (IBM)
	4.875%, 10/01/06	1,076,911
1,000,000	Sun Microsystems, Inc.
	7.500%, 08/15/06	1,124,659

		2,201,570

	ENERGY - 1.2%

1,000,000	Conoco Funding Company
	5.450%, 10/15/06	1,089,191
150,000	Exxon Capital Corporation
	6.000%, 07/01/05	161,531

		1,250,722

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - September 30, 2003

Bond Fund

Principal
Amount		Value
	FINANCIAL SERVICES - 7.4%

$ 1,000,000	Associates Corporation of North America
	6.250%, 11/01/08	$1,138,212
1,000,000	Bear, Stearns & Co. Inc.
	5.700%, 01/15/07	1,094,194
1,000,000	General Electric Capital Corporation
	6.000% 06/15/12	1,097,791
1,000,000	The Goldman Sachs Group Inc.
	6.600%, 01/15/12	1,133,639
1,000,000	J.P. Morgan Chase & Co.
	5.250%, 05/30/07	1,083,205
1,000,000	Lehman Brothers Holdings Inc.
	6.250%, 05/15/06	1,103,563
1,000,000	Morgan Stanley Dean Witter & Co.
	5.800%, 04/01/07	1,103,213

		7,753,817

	FOOD, BEVERAGE & TOBACCO - 2.6%

1,000,000	Hormel Foods Corporation
	6.625%, 06/01/11	1,151,997
235,000	PepsiCo, Inc.
	5.750%, 01/15/08	261,333
1,250,000	Supervalu Inc.
	6.560%, 06/09/05	1,294,546

		2,707,876

	INSURANCE - 3.0%

2,000,000	Berkshire Hathaway Inc.
	3.375%, 10/15/08	2,006,900
1,000,000	The St. Paul Companies, Inc.
	7.370%, 08/20/07	1,121,303

		3,128,203

	MANUFACTURING - 1.2%

1,000,000	Honeywell International Inc.
	7.500%, 03/01/10	1,204,190

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - September 30, 2003

Bond Fund

Principal
Amount		Value
	RETAIL - GENERAL - 1.0%

$ 1,000,000	Target Corporation
	5.375%, 06/15/09	$1,092,270

	TOTAL CORPORATE BONDS & NOTES
	(Cost of $27,513,482)	29,591,012

	ASSET-BACKED SECURITIES - 0.4%

	COLLATERALIZED AUTO LOAN OBLIGATIONS - 0.4%
450,308	Nissan Auto Receivables Owner Trust #
	Series 2000-B, Class A4, 7.270%, 11/15/04	452,952

	TOTAL ASSET-BACKED SECURITIES
	(Cost of $451,223)	452,952

	U.S. GOVERNMENT AGENCY AND
	AGENCY-BACKED ISSUES - 52.4%

4,000,000	Fannie Mae

	6.250%, 02/01/11	4,501,860

	Federal Home Loan Bank (FHLB)

1,390,000	5.755%, 11/20/08 #	1,398,738
1,000,000	3.875%, 06/14/13	959,591

		2,358,329

	Federal Home Loan Mortgage Corporation (FHLMC),

	Participation Certificates
187,495	Pool #E00856, 7.500%, 06/01/15	199,693
112,981	Pool #G11072, 7.500%, 12/01/15	120,331
480,986	Pool #E00961, 6.000%, 04/01/16	501,065
1,333,789	Pool #E01343, 5.000%, 04/01/18	1,367,864
285,959	Pool #C90290, 7.000%, 08/01/19	302,722

		2,491,675

	Federal Home Loan Mortgage Corporation (FHLMC),

	Adjustable Rate Mortgage,
90,431	Pool #845864, 3.940%*, 07/01/24	93,807

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - September 30, 2003

Bond Fund

Principal
Amount		Value
	Federal National Mortgage Association (FNMA),
	Pass-Thru Certificates

$ 61,567	Pool #190529, 8.000%, 09/01/08	$65,039
6,959	Pool #250168, 8.000%, 12/01/09	7,464
2,000,000	Pool #099999, 5.250%, 08/01/12	2,096,226
235,738	Pool #532561, 8.000%, 05/01/15	252,997
508,851	Pool #303922, 6.000%, 05/01/16	529,635
581,874	Pool #545300, 5.500%, 11/01/16	602,831
1,783,855	Pool #254721, 5.000%, 04/01/18	1,830,542
157,978	Pool #211830, 6.000%, 04/01/23	165,744
185,746	Pool #323380, 6.500%, 10/01/28	193,963

		5,744,441

	Federal National Mortgage Association (FNMA),

	Real Estate Mortgage Investment Conduits (REMIC)
71,865	Series 1993-134, Class L, 6.500%, 08/25/08	72,017
138,381	Series 1989-69, Class G, 7.600%, 10/25/19	151,816

		223,833

	Freddie Mac

2,000,000	5.875%, 03/21/11	2,203,098

	Government National Mortgage Association (GNMA),

379,973	Pool #521580, 7.000%, 11/15/14	406,509
221,686	Pool #520754, 7.000%, 07/15/15	237,238
267,747	Pool #520763, 7.000%, 07/15/15	286,531
314,386	Pool #492995, 6.000%, 11/15/28	327,856
669,563	Pool #780941, 6.000%, 12/15/28	698,216
151,775	Pool #781029, 6.500%, 05/15/29	159,693
518,941	Pool #542643, 6.000%, 03/15/31	540,032
578,048	Pool #564153, 6.500%, 07/15/31	607,830
1,324,654	Pool #564700, 6.000%, 07/15/31	1,378,491
256,633	Pool #584332, 7.000%, 08/15/31	273,102
1,113,811	Pool #080546, 4.000%, 10/20/31	1,120,222
1,226,647	Pool #575885, 6.000%, 12/15/31	1,276,501
908,384	Pool #552242, 6.500%, 12/15/31	955,186
67,058	Pool #080571, 5.000%, 01/20/32	68,725
1,149,657	Pool #080579, 4.000%, 02/20/32	1,164,196
270,183	Pool #080589, 5.000%, 03/20/32	276,868
1,007,042	Pool #080587, 4.500%, 03/20/32	1,029,776
600,505	Pool #569421, 7.500%, 05/15/32	643,058
137,880	Pool #581988, 8.000%, 05/15/32	149,036
2,346,370	Pool #080626, 4.000%, 08/20/32	2,338,690
2,000,875	Pool #080636, 4.500%, 09/20/32	2,003,179

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - September 30, 2003

Bond Fund

Principal
Amount		Value
	Government National Mortgage Association (GNMA), (continued)

$ 28,797	Pool #583648, 5.500%, 10/15/32	$29,562
1,965,262	Pool #552966, 5.500%, 12/15/32	2,017,498
382,251	Pool #602629, 5.500%, 01/15/33	392,397
1,183,927	Pool #080665, 5.000%, 01/20/33	1,213,281
436,901	Pool #602637, 5.500%, 02/15/33	448,497
1,932,416	Pool #592008, 5.000%, 05/15/33	1,939,019
970,010	Pool #553320, 6.000%, 06/15/33	1,009,013
2,964,377	Pool #612785, 5.000%, 07/15/33	2,974,506
999,900	Pool #581564, 5.000%, 09/15/33	1,003,316
2,000,000	Pool #594109, 5.000%, 09/15/33	2,006,833

		28,974,857

	Government National Mortgage Association (GNMA),

	Adjustable Rate Mortgage (ARM)
2,317,540	Pool #080675, 5.000%, 02/20/33	2,375,001
1,851,303	Pool #080686, 4.000%, 04/20/33	1,876,836
1,980,275	Pool #080701, 3.000%, 06/20/33	1,970,464
1,997,511	Pool #080704, 4.500%, 06/20/33	2,046,053

		8,268,354

	TOTAL U.S. GOVERNMENT AGENCY
	AND AGENCY-BACKED ISSUES
	(Cost of $53,971,204)	54,860,254

	U.S. TREASURY OBLIGATIONS - 13.1%

	U.S. Treasury Notes

2,500,000	7.250%, 05/15/04	2,596,582
2,500,000	6.500%, 08/15/05	2,736,818
2,000,000	2.000%, 05/15/06	2,014,454

		7,347,854

	U.S. Treasury Bonds

3,000,000	10.750%, 08/15/05	3,517,854
2,000,000	4.375%, 08/15/12	2,086,016
600,000	7.500%, 11/15/16	783,422

		6,387,292

	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost of $13,812,023)	13,735,146

	TOTAL LONG-TERM INVESTMENTS
	(Cost of $95,747,932)	98,639,364

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - September 30, 2003

Bond Fund

Principal
Amount			Value

		SHORT-TERM INVESTMENTS - 7.8%

		COMMERCIAL PAPER - 3.8%

$ 2,000,000		General Electric Capital Corporation, 0.980%, 10/14/03	$1,999,292

1,000,000		IBM Corporation, 0.970%, 10/09/03	999,784

1,000,000		United Parcel Service, 0.880%, 10/06/03	999,878

		TOTAL COMMERCIAL PAPER

		(Cost of $3,998,954)	3,998,954

		INVESTMENT COMPANY - 4.0%

4,146,231		First American Prime Obligations Fund, 0.776%**	4,146,231

		TOTAL INVESTMENT COMPANY

		(Cost of $4,146,231)	4,146,231

		TOTAL SHORT-TERM INVESTMENTS

		(Cost of $8,145,185)	8,145,185

		TOTAL INVESTMENTS - 102.0%

		(Cost of $103,893,117)	106,784,549

		Liabilities in Excess of Other Assets - (2.0)%	(2,128,392)

		TOTAL NET ASSETS - 100.0%	$104,656,157

	[r]	Restricted under Rule 144A of the Securities Act of 1933. At September 30, 2003

		the value of these securities amounted to $2,481,496 or 2.37% of net assets.

	#	Callable.

	##	Putable.

	**	Variable rate security. The rate listed is as of September 30, 2003.

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS
September 30, 2003

1. ORGANIZATION

Bremer Investment Funds, Inc. (the "Company") was incorporated on August 26, 1996, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Bremer Growth Stock Fund and the Bremer Bond Fund (the "Funds") are separate, diversified investment portfolios of the Company. The principal investment objective of the Growth Stock Fund is long-term appreciation of capital. Dividend income, if any, is a secondary consideration. The principal investment objective of the Bond Fund is to maximize total return. This report contains the information for both portfolios. The assets and liabilities of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shareholder owns shares. The Funds commenced operations on January 27, 1997.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation - Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price on the exchange where primarily traded. Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with

b)
 Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute all investment company net taxable income and net realized gains to shareholders, if any, at least annually.

c)
Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

d)
Distributions to Shareholders - Dividends from net investment income of the Growth Stock Fund are declared and paid annually. Dividends from net investment income of the Bond Fund are declared and paid monthly. Distributions of the Funds' net realized capital gains, if any, will be declared at least annually. The character of the Funds' net realized capital gains, if any, will be declared at least annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition between income, expense and gain items for financial statement purposes.

	The tax character of distributions paid during the fiscal year ended September 30, 2003 were as follows:

		Ordinary Income	Long-Term Capital Gains

	Bremer Growth Stock Fund	$30,365	0
	Bremer Bond Fund	$4,505,306	0

	As of September 30, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

		Growth Stock Fund	Bremer Bond Fund

	Cost of Investments	$41,748,679	$103,893,117

	Gross unrealized appreciation	17,382,091	3,429,992
	Gross unrealized depreciation	(4,401,621)	(538,560)

	Net unrealized appreciation (depreciation)	$12,980,470	$2,891,432

	Cumulative temporary differences between
	financial reporting and tax cost	$(8,974,280)	$(327,367)

	Distributable ordinary income	$68,919	$330,466
	Distributable long-term capital gain	-	535,069

	Total distributable earnings	$68,919	$865,535

	Other accumulated gains/losses	-	-

	Total accumulated earnings/(losses)	$4,075,109	$3,429,600

The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At September 30, 2003 the Growth Stock Fund had a capital loss carryforward of $6,909,493 and $1,906,934 expiring in 2011 and 2010, respectively. The Bond Fund had a capital loss carryforward of $0.

	At September 30, 2003, the Growth Stock Fund had post-October losses of $157,853.

BREMER INVESTMENT FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS
September 30, 2003

	Shareholder Nofication of Federal Tax Status (Unaudited)

For the year ended September 30, 2003, 100% of ordinary distributions paid by the Growth Stock Fund qualify for the dividends received deduction available to corporate shareholders. Shareholders should consult with their tax advisers.

e)
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)
Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized over the life of the respective bond.

3. CAPITAL SHARE TRANSACTIONS

	Transactions in shares of the Funds for the year ended September 30, 2003, were as follows:

		Growth Stock Fund	Bond Fund

	Shares sold	1,314,742	3,702,392
	Shares issued to holders in reinvestment of dividends	600	39,335
	Shares redeemed	(2,216,984)	(3,774,817)

	Net decrease	(901,642)	(33,090)

	Transactions in shares of the Funds for the year ended September 30, 2002, were as follows:

		Growth Fund	Bond Fund

	Shares sold	1,136,570	2,362,353
	Shares issued to holders in reinvestment of dividends	766	74,279
	Shares redeemed	(1,801,930)	(2,323,308)

	Net increase	(664,594)	113,324

BREMER INVESTMENT FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS
September 30, 2003

4. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the year ended September 30, 2003, were as follows:

	Growth Fund	Bond Fund

Purchases:
U.S. Government	$-	$53,963,483
Other	3,180,827	16,525,135

Sales:
U.S. Government	-	52,619,498
Other	13,356,602	18,650,335

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Bremer Trust, N.A. (the "Adviser"), a wholly owned subsidiary of Bremer Financial Corporation. Pursuant to its advisory agreement with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.70% as applied to each Funds' daily net assets.

U.S. Bank, N.A., a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as custodian for the Funds. U.S. Bancorp Fund Services, LLC, a wholly owned limited liability company of U.S. Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Funds.

The Funds have adopted a written plan of distribution (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Funds have an agreement with Rafferty Capital Markets, LLC to distribute the Funds' shares. The Plan authorizes the Funds to make payments in connection with the distribution of shares at an annual rate of up to 0.25% of a Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution and marketing expenses in the year incurred. For the year ended September 30, 2003, $10,957 and $14,305 was incurred pursuant to the distribution agreement by the Growth Stock Fund and Bond Fund, respectively.

6. RELATED PARTIES
.
Bremer Trust, N.A. clients and Bremer Trust, N.A. affiliated clients held 4,222,941 and 10,000,222 outstanding shares of the Growth Stock Fund and Bond Fund, respectively, as of September 30, 2003.

Report of Independent Public Accountants

To the Board of Directors and Shareholders of Bremer Investment Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bremer Investment Funds, Inc, comprising the Bremer Growth Stock Fund and the Bremer Bond Fund (the “Funds”) as of September 30, 2003, and the related statement of operations for the year then ended and statements of changes in net assets and the financial highlights for the two years then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the periods prior to September 30, 2002 were audited by other auditors whose report dated October 5, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Bremer Investment Funds, Inc. as of September 30, 2003, the results of their operations for the year ended and changes in their net assets and financial highlights for the two years then ended, in conformity with accounting principles generally accepted in the United States.

Milwaukee, Wisconsin
November 14, 2003

BREMER INVESTMENT FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS
September 30, 2003

BREMER INVESTMENT FUNDS, INC.
ADDITIONAL INFORMATION

The business and affairs of the Funds are managed under the direction of the Funds' Board of Directors. Information pertaining to the Directors and Officers of the Funds is set forth below. Each Director and Officer holds office until his or her successor is elected or until he or she is removed or resigns. Unless otherwise noted, the address for each Director and Officer is Bremer Investment Funds, Inc., P.O. Box 1956, St. Cloud, Minnesota 56302. The SAI includes additional information about the Funds' Directors and Officers and is available with out charge by calling 1-800-595-5552.

Interested Directors

Name and Age	Positions Held with the Funds	Principal Occupation During Past Five Years	Number of Portfolios Overseen by Director	Other Directorships Held

Catherine T. Kelly*	President and Director	Senior Vice President and Financial Services	2	None
		Director of Bremer Financial Corporation since

Age: 43	since April 2003.	November 2002; Vice President, District
		Manager of Corporate Banking, President of
		U.S. Bank Owatonna and various other
		positions with U.S. Bancorp since 1990.

David P. Melroe*	Director since November	Treasurer of Bremer Financial Services, Inc.	2	None
Age: 54	2001.	since 1997.

Independent Directors

Name and Age	Positions Held with the Funds	Principal Occupation During Past Five Years	Number of Portfolios Overseen by Director	Other Directorships Held

John M. Bishop	Director since August 1996.	President of Bishop Communications Corp.	2	None
Lakedale Telephone Company		for more than the past five years.
Highway 55 East
Annadale, MN 55302
Age: 57

Lois Buermann	Director since February 2002.	Manager of Public Equities for the Minnesota	2	None
19910 147th Avenue North		State Board of Investment since August 1996.
Rogers, MN 55374
Age: 43

John J. Feda	Director since August 1996.	Retired.	2	None
607 South First Street
Marshall, MN 56258
Age: 78

Barbara A. Grachek	Director since April 1999.	Retired. Associate Vice President for	2	None
416-43 Avenue South		Academic Affairs, St. Cloud State
St. Cloud, MN 56301		University from 1997 to 2002.
Age: 62

Susan E. Lester	Director since July 2003.	Executive Vice President and Chief Financial	2	Director, First Community Bancorp
4155 Trillion Lane East		Officer for Homeside Lending, Inc. from 2001		Director, VisionShare, Inc.
Minnetrista, MN 55364		to 2002; Executive Vice President and Chief
Age: 47		Financial Officer of U.S. Bancorp/First Bank
		System from 1995 to 2000.

*Interested person of Funds, as defined in the Investment Company Act of 1940 by virtue of his or her employment by the Funds' Investment Adviser, Bremer Trust, National Association, or its parent, Bremer Financial Corporation.

Officers

Name and Age	Positions Held with the Funds	Principal Occupation During Past Five Years	Number of Portfolios Overseen by Director	Other Directorships Held

David J. Erickson*	Vice President since August	Vice President/Portfolio Manager of Bremer	2	None
Age: 55	1996.	Trust, National Association since January 1993;
		Vice President of Investments of North Central
		Trust Company from September 1997 to
		January 1993.

Timothy M. Johnson*	Vice President since January	Vice President/Portfolio Manager of Bremer	2	None
Age: 35	2001.	Trust, National Association since October 2000;
		Senior Securities Analyst and various other
		positions with Lutheran Brotherhood from
		December 1994 to September 2000.

Timothy Murphy*	Secretary since April 2000.	Compliance Counsel of Bremer Financial	2	None
Age: 44		Services, Inc. since January 2003; Trust
		Compliance and Estate Administration Officer
		of Bremer Trust, National Association from
		January 2000 through December 2002.
		Compliance Officer and various other positions
		with National City Bank of Minneapolis from
		1985 to January 2000.

Richard A. DiNello*	Treasurer since August 1996.	Senior Vice President of Bremer Trust,	2	None
Age: 50		National Association and various other positions
		with Bremer Trust since July 1986.

*Interested person of Funds, as defined in the Investment Company Act of 1940 by virtue of his or her employment by the Funds' Investment Adviser, Bremer Trust, National Association, or its parent, Bremer Financial Corporation.

BREMER INVESTMENT FUNDS, INC.

Investment Adviser
Bremer Trust, N.A.
Cold Spring Center
4150 Second Street South
St. Cloud, MN 56302-0986

Administrator, Dividend Paying Agent,
Shareholders' Servicing Agent
and Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Counsel
Briggs and Morgan
2400 IDS Center
80 South Eighth Street
Minneapolis, MN 55402

Independent Public Accountants
Ernst & Young LLP
875 East Wisconsin Avenue
Milwaukee, WI 53202

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue, Suite 101
Garden City, NY 11530

Directors
Catherine T. Kelly
John M. Bishop
John J. Feda
Barbara A. Grachek
Susan E. Lester
David Melroe
Lois Buermann

Item 2.       Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The code of ethics is filed as Exhibit 10(a) to this form.

Item 3.       Audit Committee Financial Expert

The registrant’s board of directors has determined that Susan E. Lester, an independent director and a member of the Audit Committee, is an “audit committee financial expert” as such term is defined in Item 3(b) of Form N-CSR.

Item 4.       Principal Accountant Fees and Services

Not applicable to annual filing for fiscal year ending on or before December 15, 2003.

Item 5.       Audit Committee of Listed Registrant

Not applicable to registrant.

Item 6.       Reserved

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable to registrant.

Item 8.       Reserved

Item 9.       Controls and Procedures

a)    The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

b)            There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 10.     Exhibits

(a)(1)      Code of Ethics

Filed herewith.

(a)(2)      Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

(b)           Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BREMER INVESTMENT FUNDS, INC.

By (Signature and Title)

/s/ Catherine T. Kelly
Catherine T. Kelly, President

Date: December 9, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine T. Kelly
Catherine T. Kelly, President
(Principal Executive Officer)

Date: December 9, 2003

By (Signature and Title)

/s/ Richard A. DiNello
Richard A. DiNello
(Principal Financial Officer)

Date: December 9, 2003

* Print the name and title of each signing officer under his or her signature.